Derivative Liabilities (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 17, 2013	Nov. 04, 2013
Derivative Liabilities (Textual)
Derivative gain					$ 1,271
Fair value of derivative liability						$ 1,271
Convertible debt percentage							10.00%	10.00%
Convertible debt							$ 60,000	$ 50,000
Debentures term			1 year
Convertible into common stock at conversion price lower			$ 400
Conversion price percentage			80.00%
Change in fair market value of conversion option liability		$ 7,527	$ 6,088	$ 6,839